SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
Effective during the quarter ended December 31, 2011 we implemented a number of changes to our organization structure for the Beauty & Grooming Global Business Unit (GBU), which resulted in changes to the components of the Beauty reportable segment and the Grooming reportable segment. As a result female blades and razors transitioned from Beauty to Grooming, while male personal care products such as Old Spice and Gillette, moved from Grooming to Beauty. The segment information provided below reflects these changes.
The Company has two GBUs: the Beauty & Grooming GBU and the Household Care GBU.
Under U.S. GAAP, we have six reportable segments:

•	Beauty: Antiperspirant and Deodorant, Cosmetics, Hair Care, Hair Color, Hair Styling, Personal Cleansing, Prestige Products, Salon Professional and Skin Care;

•	Grooming: Blades and Razors, Electronic Hair Removal Devices, Shave Products and Home Small Appliances;

•	Health Care: Feminine Care, Gastrointestinal, Incontinence, Rapid Diagnostics, Respiratory, Toothbrush, Toothpaste, Water Filtration and Other Oral Care;

•	Snacks and Pet Care: Pet Care and Snacks;

•	Fabric Care and Home Care: Laundry Additives, Air Care, Batteries, Dish Care, Fabric Enhancers, Laundry Detergents and Surface Care;

•	Baby Care and Family Care: Baby Wipes, Diapers, Paper Towels, Tissues and Toilet Paper.
The accounting policies of the businesses are generally the same as those described in Note 1. Differences between these policies and U.S. GAAP primarily reflect income taxes, which are reflected in the businesses using applicable blended statutory rates, and the treatment of certain unconsolidated investees. Certain unconsolidated investees are managed as integral parts of our business units for management reporting purposes. Accordingly, these partially owned operations are reflected as consolidated subsidiaries in segment results, with full recognition of the individual income statement line items through before-tax earnings. Eliminations to adjust these line items to U.S. GAAP are included in Corporate. In determining after-tax earnings for the businesses, we eliminate the share of earnings applicable to other ownership interests, in a manner similar to noncontrolling interest and apply statutory tax rates. Adjustments to arrive at our effective tax rate are also included in Corporate.
Corporate includes certain operating and non-operating activities that are not reflected in the operating results used internally to measure and evaluate the businesses, as well as eliminations to adjust management reporting principles to U.S. GAAP. Operating activities in Corporate include the results of incidental businesses managed at the corporate level along with the elimination of individual revenues and expenses generated by certain unconsolidated investees discussed in the preceding paragraph over which we exert significant influence, but do not control. Operating elements also include certain employee benefit costs, the costs of certain restructuring-type activities to maintain a competitive cost structure, including manufacturing and workforce rationalization and other general Corporate items. The non-operating elements in Corporate primarily include interest expense, divestiture gains and interest and investing income. In addition, Corporate includes the historical results of certain divested businesses.
Total assets for the reportable segments include those assets managed by the reportable segment, primarily inventory, fixed assets and intangible assets. Other assets, primarily including cash, accounts receivable, investment securities and goodwill, are included in Corporate.
The Company had net sales in the U.S. of $30.5 billion, $30.0 billion and $29.6 billion for the years ended June 30, 2011, 2010 and 2009, respectively. Assets in the U.S. totaled $70.3 billion and $70.1 billion as of June 30, 2011 and 2010, respectively.
Our largest customer, Wal-Mart Stores, Inc. and its affiliates, accounted for 15% of consolidated net sales in 2011 and 16% in 2010 and 2009.

Global Segment Results		Net Sales	Earnings from Continuing Operations Before Income Taxes	Net Earnings from Continuing Operations	Depreciation and Amortization	Total Assets	Capital Expenditures
BEAUTY	2011	$19,937	$3,415	$2,542	$387	$9,544	$504
	2010	19,258	3,444	2,568	448	8,516	510
	2009	18,749	3,350	2,519	462	9,096	528
GROOMING	2011	8,245	2,375	1,775	645	24,866	373
	2010	7,864	2,211	1,621	680	24,568	283
	2009	7,583	2,108	1,504	713	25,096	292
HEALTH CARE	2011	12,033	2,720	1,796	359	7,796	409
	2010	11,493	2,809	1,860	385	7,142	383
	2009	11,288	2,786	1,835	369	7,206	372
SNACKS AND PET CARE	2011	3,156	356	241	102	1,324	143
	2010	3,135	499	326	92	1,237	86
	2009	3,114	388	234	100	1,123	72
FABRIC CARE AND HOME CARE	2011	24,837	4,714	3,009	582	11,257	850
	2010	23,805	5,076	3,339	604	9,650	766
	2009	23,186	4,663	3,032	578	10,419	808
BABY CARE AND FAMILY CARE	2011	15,606	3,181	1,978	549	7,184	912
	2010	14,736	3,270	2,049	612	6,406	852
	2009	14,103	2,827	1,770	570	6,259	902
CORPORATE(1)	2011	(1,255)	(1,442)	586	214	76,383	115
	2010	(1,353)	(2,152)	(707)	287	70,653	187
	2009	(1,329)	(1,623)	(128)	224	75,634	264
TOTAL COMPANY	2011	82,559	15,319	11,927	2,838	138,354	3,306
	2010	78,938	15,157	11,056	3,108	128,172	3,067
	2009	76,694	14,499	10,766	3,016	134,833	3,238

(1)
The Corporate reportable segment includes the total assets and capital expenditures of the coffee and pharmaceuticals businesses prior to their divestitures in November 2008 and October 2009, respectively.